Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Domestic	$ (5,034)	$ (4,679)	$ (5,342)
Foreign	(1,181)	3	(1,870)
Loss before tax benefit (expense)	$ (6,215)	$ (4,676)	$ (7,212)